Document and Entity Information	Jun. 06, 2023
Cover [Abstract]
Entity Registrant Name	ATI INC
Amendment Flag	false
Entity Central Index Key	0001018963
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-12001
Entity Tax Identification Number	25-1792394
Entity Address, Address Line One	2021 McKinney Avenue
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(800)
Local Phone Number	289-7454
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	ATI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false